Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income		$ 1,920,577	$ 553,023	$ 671,460
Other comprehensive income (loss):
Change in net unrealized investment gains/losses (1)	[1]	(9,361,135)	(978,461)	1,058,289
Change in current discount rate for liability for future policy benefits		73,091	19,065	0
Changes in instrument-specific credit risk for market risk benefits		519,525	(18,514)	0
Reclassification of unrealized investment gains/losses to net income (1)	[1]	(13,893)	(8,973)	16,690
Other comprehensive income (loss) before income tax		(8,782,412)	(986,883)	1,074,979
Income tax effect related to other comprehensive income (loss)		1,843,635	207,353	(225,746)
Other comprehensive income (loss)		(6,938,777)	(779,530)	849,233
Comprehensive income (loss)		$ (5,018,200)	$ (226,507)	$ 1,520,693

[1]	Net of related adjustments to amortization of deferred sales inducements, deferred policy acquisition costs and policy benefit reserves for 2020.